Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Net (Loss) Income Per Share	NET (LOSS) INCOME PER SHARE
The calculations of basic and diluted EPS for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Weighted average shares outstanding	Net loss	Net loss per share	Weighted average shares outstanding	Net income	Net income per share
Basic EPS	304,001,631	$(106,027)	$(0.35)	284,932,357	$554,889	$1.95
Dilutive RSUs and pRSUs	—	—		2,806,153	—
Dilutive warrants	—	—		372,948	(1,358)
Dilutive Convertible Notes	—	—		44,458,210	9,995
Dilutive stock options	—	—		1,165,033	—
Diluted EPS	304,001,631	$(106,027)	$(0.35)	333,734,701	$563,526	$1.69
The outstanding instruments that were not included in the calculation of diluted EPS as they were anti-dilutive for the year ended December 31, 2022 were 1.9 million equity-settled RSUs and pRSUs, 0.6 million warrants, 44.5 million shares issuable for convertible notes and 1.9 million stock options (2021 – 0.3 million equity-settled pRSUs, 1.1 million warrants and 0.8 million stock options).